Parent Only Information (Tables)	12 Months Ended
Dec. 31, 2024
Parent Only Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of December 31, 2023	As of December 31, 2024
	US$	US$
Assets
Cash	453	313
Amount due from subsidiaries and VIE	—	—
Accounts receivable	230	—
Other receivables	332	—
Amounts due from related parties	23,189	23,790
Long-term investment	50	50
Investments in subsidiaries and VIE	—	—
Crypto Assets	841	403
Operating lease right-of-use assets	10	—
Total Assets	25,105	24,556
Accounts payable	21	72
Accrued payroll	186	22
Operating lease liabilities-current	11	1
Operating lease liabilities-non-current	—	—
Investments in subsidiaries and VIE	8,067	10,095
Total Liabilities	8,285	10,190
Equity:
Class A Common Shares, $0.0015 par value; 22,024,624 shares authorized, 1,110,907 and 1,013,163 shares issued and outstanding in December 31, 2024 and December 31, 2023.	1	1
Class B Ordinary shares ($0.0015 par value; 642,043 shares authorized and outstanding on December 31, 2024 and December 31, 2023)	1	1
Additional paid-in capital	48,680	52,137
Statutory reserves	—	—
Retained earnings/(accumulated deficit)	(31,345)	(37,231)
Accumulated other comprehensive income/(loss)	(517)	(542)
Total equity	16,820	14,366
Total Liabilities and Equity	25,105	24,556

Schedule of Condensed Statements of Operations	Condensed Statements of Operations
	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenue	2,608	1,497	1,015
Cost of revenue	(2,268)	(1,134)	(919)
General and administrative expenses	(3,502)	(1,583)	(1,025)
Sales and marketing expenses	(150)	(63)	(34)
R&D expenses	(6)	—	—
Asset impairment loss	(19)	—	—
Other expense, net	(885)	31	13
Share of loss from subsidiaries and VIE	(4,623)	(4,868)	(4,936)
Net loss	(8,845)	(6,120)	(5,886)

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash Flows
	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Cash flows used in operating activities	(4,579)	(2,150)	461
Investment in subsidiaries and VIE	—	—	—
Collection of due from/(increase in due from) subsidiaries and VIE	(9,007)	(6,782)	(601)
Cash flows used in investing activities	(9,007)	(6,782)	(601)
Proceeds from issuance of redeemable preferred shares	—	—	—
Reverse Recapitalization	19,652	9	—
Cash flows from financing activities	19,652	9	—
Effect of exchange rate changes	—	—	—
Net change in cash and cash equivalents	6,066	(8,923)	(140)
Cash and cash equivalents at beginning of the period	3,310	9,376	453
Cash and cash equivalents at end of the period	9,376	453	313